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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended December 31, 2009

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Compliance Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, February 10, 2010


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  54
Form 13F Information Table Value Total:  $200,483,271


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 31 December 2009



     NAME OF ISSUER                 TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                    OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------         ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                  < C>
 3M CO				   COM STOCK	 88579Y1010    248      3000  SH	DEFINED		    3000	0	0
 AIRMEDIA GROUP INC	           SPON ADR    	 0094111095   1654    220300  SH	DEFINED    01     220300        0       0
 AIRMEDIA GROUP INC	           SPON ADR    	 0094111095    462     61560  SH	DEFINED            61560        0       0
 APPLE INC			   COM STOCK 	 0378331005    316	1500  SH	DEFINED		    1500	0	0
 BAIDU INC		        SPON ADR REP A   0567521085    288       700  SH	DEFINED    01        700        0       0
 BUNGE LTD			   COM STOCK	 G169621056    191	3000  SH	DEFINED    	    3000	0	0
 CHINDEX INTERNATIONAL INC	   COM STOCK	 1694671074    552     39100  SH 	DEFINED    01      39100        0       0
 COCA COLA CO			   COM STOCK	 1912161007    177	3100  SH	DEFINED		    3100	0	0
 COMPANIA DE MINAS BUENAVENTURA        ADR       2044481040   1509     45100  SH        DEFINED    01      45100        0       0
 COMPANIA DE MINAS BUENAVENTURA	       ADR	 2044481040    167	5000  SH	DEFINED		    5000	0	0
 CONCORD MED SVCS HLDG LTD	    SPON ADR	 2062771058    432     50000  SH	DEFINED	   01	   50000	0	0
 CONCORD MED SVCS HLDG LTD	    SPON ADR	 2062771058     93     10800  SH	DEFINED		   10800	0	0
 CREDICORP LTD		            COM STOCK    G2519Y1084   1755     22787  SH	DEFINED    01      22787        0       0
 CREDICORP LTD		            COM STOCK    G2519Y1084    370      4800  SH	DEFINED             4800        0       0
 CTRIP.COM INT'L 	               ADR       22943F1003   2120     29500  SH        DEFINED    01          0        0   29500
 DEUTSCHE BK AG LDN BRH		PS AGRI DL ETN	 25154H5587    105	9800  SH	DEFINED	   01	    9800	0	0
 DEVON ENERGY CORP NEW		    COM STOCK	 25179M1036    147	2000  SH	DEFINED		    2000	0	0
 E-HOUSE CHINA HOLDINGS LTD            ADR       26852W1036   4062    224150  SH        DEFINED    01      92850        0  131300
 EXXON MOBIL CORP		    COM STOCK    30231G1022    205      3000  SH	DEFINED             3000        0	0
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098   1783    112500  SH	DEFINED    01	   65600	0   46900
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098   1297     81800  SH	DEFINED    	   81800	0       0
 GOOGLE INC			      CL A	 38259P5089    139	 225  SH	DEFINED		     225	0	0
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069   1013     48800  SH	DEFINED	   01	   48800	0	0
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069    299     14400  SH	DEFINED	   	   14400	0	0
 HDFC BANK LTD                         ADR       40415F1012   5942     45680  SH        DEFINED    01      45680        0       0
 HOLLYSYS AUTOMATION TECH LTD	       SHS	 G456671053   7231    602100  SH	DEFINED	   01	  470300	0  131800
 HOLLYSYS AUTOMATION TECH LTD	       SHS	 G456671053   2679    223050  SH	DEFINED	   	  223050	0	0
 INFOSYS TECHNOLOGIES LTD	   SPON ADR	 4567881085   1595     28850  SH	DEFINED    01	   28850	0	0
 INTL BUSINESS MACHINES CORP	   COM STOCK     4592001014    196	1500  SH	DEFINED		    1500	0	0
 JOHNSON & JOHNSON		   COM STOCK	 4781601046    180	2800  SH	DEFINED		    2800	0	0
 KOREA FUND 		           COM STOCK     5006342092    284      8000  SH	DEFINED    01       8000        0       0
 MCDONALDS CORP			   COM STOCK	 5801351017    125	2000  SH	DEFINED		    2000	0	0
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007  51625   1521965  SH        DEFINED    01     499140        0 1022825
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007   8629    254400  SH        DEFINED           111400        0  143000
 MOBILE TELESYSTEMS OJSC	   SPON ADR	 6074091090    450	9200  SH	DEFINED		    9200	0	0
 NETEASE.COM INC		   SPON ADR      64110W1027   5912    157150  SH        DEFINED    01     102200        0   54950
 NETEASE.COM INC		   SPON ADR      64110W1027   4183    111200  SH        DEFINED           111200	0	0
 NEW ORIENTAL ED & TECH GRP INC	   SPON ADR      6475811070  65264    863160  SH        DEFINED    01      95900        0  767260
 NEW ORIENTAL ED & TECH GRP INC    SPON ADR      6475811070   9701    128300  SH        DEFINED            47000        0   81300
 PETROLEO BRASILEIRO S.A.          SPON ADR      71654V4086    405      8500  SH        DEFINED    01       8500        0       0
 PETROLEO BRASILEIRO S.A.          SPON ADR      71654V4086    920     19300  SH        DEFINED            19300        0       0
 POSCO                             SPON ADR      6934831099    343      2620  SH        DEFINED    01       2620        0	0
 SCHLUMBERGER LTD		   COM STOCK	 8068571086    195      3000  SH	DEFINED	   	    3000	0       0
 SUNTECH POWER HOLDINGS LTD            ADR       86800C1045   1271     76400  SH        DEFINED    01      76400        0       0
 SUNTECH POWER HOLDINGS LTD            ADR       86800C1045    422     25400  SH        DEFINED            25400        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003    176     15376  SH        DEFINED    01      15376        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003   2296    200661  SH	DEFINED           200661        0	0
 TENARIS S.A.			       ADR	 88031M1099   2482     58200  SH	DEFINED    01	   58200        0	0
 TENARIS S.A.			       ADR	 88031M1099    495     11600  SH	DEFINED    	   11600        0	0
 TEVA PHARMACEUTICAL INDS LTD          ADR       8816242098   2242     39900  SH        DEFINED    01      39900        0       0
 TRINA SOLA LTD			   SPON ADR	 89628E1047    227      4200  SH	DEFINED		    4200	0	0
 VALE SA		               ADR	 91912E1055   2174     74900  SH	DEFINED    01	   74900	0	0
 VALE SA			       ADR	 91912E1055    784     31600  SH	DEFINED    	   31600	0	0
 WUXI PHARMATECH INC		SPON ADR SHS	 9293521020   2669    167200  SH	DEFINED	   01	   61000	0  106200


